Note 3 - Transactions With Related Parties (Details Textual)					12 Months Ended
	Jun. 14, 2021	Mar. 29, 2021 USD ($)	Mar. 31, 2020	Jul. 01, 2019	Dec. 31, 2022 USD ($) shares	Dec. 31, 2022 EUR (€) shares	Dec. 31, 2021 USD ($)	Dec. 31, 2021 EUR (€)	Dec. 31, 2020 USD ($)	Sep. 09, 2021 USD ($)	Jan. 01, 2018
Management Fees Related Parties					$ 46,735,000		$ 29,621,000		$ 21,616,000
Voyage Expenses Related Parties					15,418,000		11,089,000		6,516,000
Due to Related Parties, Current, Total					2,332,000		1,694,000
Other Liabilities, Current, Total					3,456,000		2,417,000
Assets, Total					4,896,229,000		4,407,041,000
Stockholders' Equity, Gain (loss) from Common Control Transaction							86,000
Additional Paid-in Capital [Member]
Stockholders' Equity, Gain (loss) from Common Control Transaction							86,000
Costamare Shipping Company SA and Costamare Shipping Services Ltd. [Member]
Management Fee Per Day, Per Vessel					1,020.000		956
Management Fee Per Day, Per Vessel Under Bareboat Charter					510		478
Construction Supervisory Fee					$ 840,000		787,000
Commission Charged on Charter Hire Agreements				1.25%	1.25%	1.25%
Quarterly Fee to Related Parties					$ 667,000		625,000
Quarterly Fee to Related Parties, Shares (in shares) | shares					149,600	149,600
Management Fees Related Parties					$ 43,915,000		29,621,000		21,442,000
Voyage Expenses Related Parties					13,930,000		9,756,000		5,739,000
Fair Value of Shares Issued to Manager					$ 7,089,000		7,414,000		3,655,000
Stock Issued During Period, Shares, Issued for Services (in shares) | shares					598,400	598,400
Working Capital Security					$ 5,625,000		5,525,000
Costamare Shipping Company SA and Costamare Shipping Services Ltd. [Member] | Accounts Receivable, Net, Noncurrent [Member]
Working Capital Security					5,250,000		5,075,000
Costamare Shipping Company SA and Costamare Shipping Services Ltd. [Member] | Accounts Receivable, Net [Member]
Working Capital Security					375,000		450,000
Costamare Shipping Company SA and Costamare Shipping Services Ltd. [Member] | General and Administrative Expense [Member]
Officers Compensation Charged, Period End					2,667,000		2,500,000		2,500,000
V.Ships Greece Ltd. [Member]
Working Capital Security Per Vessel					75,000
Other Third-party Managers [Member]
Working Capital Security Per Vessel					50,000
Costamare Shipping [Member]
Total Charges by Manager to Companys Affiliates					1,776,000		2,752,000		3,611,000
Due from Related Parties, Total					3,581,000
Due to Related Parties, Current, Total							743,000
Costamare Services [Member]
Due to Related Parties, Current, Total					1,380,000		951,000
Shanghai Costamare Ship Management Co Ltd [Member]
Due to Related Parties, Current, Total					0
Blue Net Chartering GmbH & Co. KG (Containerships Only) [Member]
Percentage Ownership											50.00%
Annual Fee to Related Parties | €						€ 9,413		€ 9,413
Annual Fee to Related Parties, Chartered in Current Period | €						€ 1,281		€ 1,281
Vessels Under Time Charter		4
Daily Brokerage Commission on Time Charter		$ 165
Blue Net Chartering GmbH & Co. KG [Member]
Voyage Expenses Related Parties					431,000		467,000		378,000
Blue Net Asia Pte., Ltd. (“BNA”) (Containerships Only) [Member]
Commission Charged on Charter Hire Agreements			1.25%
Voyage Expenses Related Parties					1,057,000		866,000		399,000
Percentage Ownership			50.00%
Vessels Under Time Charter			5
Longshaw Maritime Investments S.A. [Member] | The16 Companies Which Owned or Committed to Acquire Bulk Vessels [Member]
Number of Companies Acquired	16
Other Liabilities, Current, Total										$ 54,491,000
Assets, Total										$ 54,578,000
Longshaw Maritime Investments S.A. [Member] | The16 Companies Which Owned or Committed to Acquire Bulk Vessels [Member] | Additional Paid-in Capital [Member]
Dead Weight Tonnage of Vessels										932,329
Stockholders' Equity, Gain (loss) from Common Control Transaction							86,000
LC LAW Stylianou & Associates LLC [Member] | Legal Service [Member]
Related Party Transaction, Amounts of Transaction					36,000		91,000
Related Party Transaction, Selling, General and Administrative Expenses from Transactions with Related Party							33,000		$ 23,000
Related Party Transaction, Expenses Capitalized as Financing Costs							58,000
Due to Related Parties, Total					0		$ 0
Local Agencies [Member] | Service Agreements [Member]
Management Fees Related Parties					2,820,000
Due from Related Parties, Total					257,000
Due to Related Parties, Total					$ 952,000
Related Party Transaction, Percentage Mark Up					11.00%